SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangement [Abstract]
Summary of share-based compensation arrangements by share-based payment award

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2022	14,080,996	$5.24	6.00	$19,724

Granted	11,784	$4.75		-
Exercised	(289,851)	$0.80		$786
Forfeited	(191,460)	$5.36		$114
Expired	(67,235)	$7.66		-

Outstanding as of June 30, 2023	13,544,234	$5.33	5.45	$12,079

Exercisable as of June 30, 2023	9,954,056	$5.20	5.33	$10,692

Summary of restricted stock units granted
	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2022	7,308,579	$5.95
Granted	960,622	$4.06
Vested	(661,280)	$5.99
Forfeited	(285,596)	$5.43
Unvested as of June 30, 2023	7,322,325	$5.72

Summary of share-based payment arrangement, expensed and capitalized, amount
	Six Months Ended June 30,
	2023	2022
	(Unaudited)
Cost of revenues	$181	$76
Research and development	6,926	5,380
Sales and marketing	682	1,367
General and administrative	2,654	2,342
	$10,443	$9,165